Investments (Available-For-Sale Debt Securities and Equity Securities Included in Short-Term Investments and Investments By Major Security Type) (Detail) - JPY (¥) ¥ in Millions		Dec. 31, 2018	Dec. 31, 2017
Debt Securities, Available-for-sale [Line Items]
Fair value			¥ 30,473
Available for sale Securities Current
Debt Securities, Available-for-sale [Line Items]
Cost		¥ 630	1,222
Fair value		630	1,222
Available for sale Securities Current | Corporate Bonds
Debt Securities, Available-for-sale [Line Items]
Cost		630	1,222
Fair value		¥ 630	1,222
Available for sale Securities Non Current
Debt Securities, Available-for-sale [Line Items]
Cost			12,032
Gross unrealized holding gains			11,796
Gross unrealized holding losses			1,692
Fair value			22,136
Available for sale Securities Non Current | Government Bonds
Debt Securities, Available-for-sale [Line Items]
Cost			305
Gross unrealized holding losses			16
Fair value			289
Available for sale Securities Non Current | Corporate Bonds
Debt Securities, Available-for-sale [Line Items]
Cost			640
Gross unrealized holding gains			182
Fair value			822
Available for sale Securities Non Current | Fund Trusts
Debt Securities, Available-for-sale [Line Items]
Cost	[1]		122
Gross unrealized holding gains	[1]		2
Fair value	[1]		124
Available for sale Securities Non Current | Equity Securities
Debt Securities, Available-for-sale [Line Items]
Cost	[1]		10,965
Gross unrealized holding gains	[1]		11,612
Gross unrealized holding losses	[1]		1,676
Fair value	[1]		¥ 20,901

[1]	After the adoption of ASU No. 2016-01, equity investments are measured at fair value with changes in the fair value recognized in net income from the quarter beginning January 1, 2018.